RECEIVABLES FROM CUSTOMERS, BROKER-DEALERS AND CLEARING ORGANIZATION	12 Months Ended
Dec. 31, 2024
Receivables From Customers Broker-dealers And Clearing Organization
RECEIVABLES FROM CUSTOMERS, BROKER-DEALERS AND CLEARING ORGANIZATION

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.	RECEIVABLES FROM CUSTOMERS, BROKER-DEALERS AND CLEARING ORGANIZATION

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000

Amounts due on brokerage transaction	7,317	-	-
Asset management and advisory fee receivables	1,400	525	67
Receivables from broker-dealers	1,020	276	35
Receivables from clearing organization	2,285	696	90
	12,022	1,497	192
Less: allowance for expected credit losses	-	(24)	(3)
Total	12,022	1,473	189

The movement of the allowance for expected credit losses was as follows:

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000

Balance at the beginning of year	-	-	-
Charged to consolidated statements of loss and comprehensive loss	-	24	3
Balance at the end of the year	-	24	3